Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	kr 16,734
Impairment losses	2,200	kr 200
Property, plant and equipment, closing balance	12,857	16,734
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	47,200	44,538
Additions	3,877	6,129
Balances regarding acquired/divested businesses	(155)	(52)
Sales/disposals	(7,352)	(4,885)
Reclassifications		(2)
Translation difference	(1,019)	1,472
Property, plant and equipment, closing balance	42,551	47,200
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(30,341)	(28,621)
Depreciations	(4,103)	(4,421)
Balances regarding acquired/divested businesses	105	35
Sales/disposals	5,054	3,611
Reclassifications		1
Translation difference	683	(946)
Property, plant and equipment, closing balance	(28,602)	(30,341)
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(125)	(16)
Impairment losses	(2,211)	(156)
Reversals of impairment losses		8
Sales/disposals	1,254	39
Translation difference	(10)
Property, plant and equipment, closing balance	(1,092)	(125)
Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3,460
Property, plant and equipment, closing balance	2,740	3,460
Real estate [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	7,132	6,475
Additions	150	177
Balances regarding acquired/divested businesses	(9)	(1)
Sales/disposals	(1,323)	(1,410)
Reclassifications	757	1,633
Translation difference	(197)	258
Property, plant and equipment, closing balance	6,510	7,132
Real estate [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(3,629)	(3,634)
Depreciations	(458)	(506)
Balances regarding acquired/divested businesses	9	2
Sales/disposals	349	643
Reclassifications		4
Translation difference	99	(138)
Property, plant and equipment, closing balance	(3,630)	(3,629)
Real estate [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(43)
Impairment losses	(297)	(43)
Sales/disposals	200
Property, plant and equipment, closing balance	(140)	(43)
Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	632
Property, plant and equipment, closing balance	467	632
Machinery and other technical assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	4,286	4,560
Additions	183	148
Balances regarding acquired/divested businesses	(134)	(53)
Sales/disposals	(457)	(596)
Reclassifications	56	110
Translation difference	(115)	117
Property, plant and equipment, closing balance	3,819	4,286
Machinery and other technical assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(3,651)	(3,779)
Depreciations	(279)	(330)
Balances regarding acquired/divested businesses	85	26
Sales/disposals	442	534
Reclassifications		1
Translation difference	93	(103)
Property, plant and equipment, closing balance	(3,310)	(3,651)
Machinery and other technical assets [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(3)	(10)
Impairment losses	(42)	(1)
Reversals of impairment losses		8
Sales/disposals	4
Translation difference	(1)
Property, plant and equipment, closing balance	(42)	(3)
Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	9,994
Property, plant and equipment, closing balance	8,042	9,994
Other equipment tools and installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	33,134	28,753
Additions	1,317	1,519
Balances regarding acquired/divested businesses	(12)	2
Sales/disposals	(5,387)	(2,610)
Reclassifications	2,226	4,570
Translation difference	(664)	900
Property, plant and equipment, closing balance	30,614	33,134
Other equipment tools and installations [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(23,061)	(21,208)
Depreciations	(3,366)	(3,585)
Balances regarding acquired/divested businesses	11	7
Sales/disposals	4,263	2,434
Reclassifications		(4)
Translation difference	491	(705)
Property, plant and equipment, closing balance	(21,662)	(23,061)
Other equipment tools and installations [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(79)	(6)
Impairment losses	(1,872)	(112)
Sales/disposals	1,050	39
Translation difference	(9)
Property, plant and equipment, closing balance	(910)	(79)
Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2,648
Property, plant and equipment, closing balance	1,608	2,648
Construction in progress and advance payments [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2,648	4,750
Additions	2,227	4,285
Sales/disposals	(185)	(269)
Reclassifications	(3,039)	(6,315)
Translation difference	(43)	197
Property, plant and equipment, closing balance	kr 1,608	kr 2,648